Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,382	£ 1,180	£ 1,152
Social security costs	113	95	96
Share-based payment costs	35	28	29
Retirement benefits - defined contribution plans	46	37	47
Retirement benefits - defined benefit plans	29	25	13
Total	£ 1,605	£ 1,365	£ 1,337